Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

NOTE 11 — SHARE-BASED COMPENSATION

2016 Omnibus Incentive Plan. The Company’s omnibus incentive plan (the “Omnibus Plan”) allows it to grant share options, share appreciation rights (“SARs”), restricted shares, restricted share units (“RSUs”), performance shares, performance share units (“PSUs”) and other share-based awards to eligible directors, officers and employees of the Company and its subsidiaries and affiliates, including, without limitation, the Operating Partnership and MGM. The Omnibus Plan is administered by the Board of Directors (the “Board”). The Board has discretion under the Omnibus Plan regarding which type of awards to grant, the vesting and service requirements, exercise price and other conditions, in all cases subject to certain limits, including the following:

•	the Omnibus Plan allows for the issuance of up to 2.5 million shares;

•	limits on the maximum amount of shares to be granted, in the aggregate, to any individual participant within any fiscal year as well as limits on the maximum aggregate grant date value (regardless of type(s) of award granted) in any fiscal year to any non-employee director of the Company; and

•	for share options and SARs, the exercise price of the award must be at least equal to the fair market value of the shares on the date of grant and the maximum term of such an award is 10 years.

As MGP is considered an economic interest holder in the Operating Partnership, the Operating Partnership accounts for equity awards granted under the Omnibus Plan in the same manner as if it adopted the compensatory plan.

RSUs granted vest ratably over four years, except for RSUs granted to non-employee directors of the Company and its affiliates which vest at the earlier of one year or the date of the next annual meeting of the Company’s shareholders following the date of grant (for the non-employee directors of the Company) or the next annual meeting of MGM’s shareholders after June 1, 2016 (for the non-employee directors of MGM). Expense is recognized primarily on a straight-line basis over the vesting period of the awards, net of estimated forfeitures. Estimated forfeitures are updated periodically with actual forfeitures recognized currently to the extent they differ from the estimate.

PSUs granted vest subject to a market condition, in which a percentage of the target award granted vests based on the Company’s percentile rank of Total Shareholder Return (“TSR”) in relation to a comparison group of peer companies at the end of a three year performance period. The PSUs vest at defined percentages. No shares are issued unless the TSR is above the thirtieth percentile of the comparison group, and the maximum payout is capped at 160% of the target award should the TSR be in the ninetieth percentile or greater. Should the Company’s TSR be negative during the performance period, then the maximum portion of the target award eligible for vesting is 100%. Expense is recognized on a graded basis over the performance period beginning on the date of grant. Estimated forfeitures are updated periodically with actual forfeitures recognized currently to the extent they differ from the estimate.

The Board may grant any participant dividend equivalent rights (“Dividend Equivalent Rights”) based on the dividends paid on shares that are subject to any award other than options or SARs, to be credited as of dividend payment dates, during the period between the date the award is granted and the date the award is exercised, is settled, is paid, vests or expires. Dividend Equivalent Rights relating to awards that vest or become payable or earned in whole or in part subject to performance goals or conditions will be subject to the same performance goals or conditions as the underlying award. Regardless of if the dividends are paid in cash or in-kind (share-based awards with equivalent value) the rights are recorded to retained earnings with a credit to cash or additional paid-in capital (if in-kind awards are paid).

As of December 31, 2016, the Company had an aggregate of 2.0 million Class A shares available for grant as share-based awards under the Omnibus Plan. A summary of activity under the Company’s share-based payment plans for the year ended December 31, 2016 is presented below:

Restricted share units (“RSUs”) and performance share units (“PSUs”)

	RSUs		PSUs
	Units (thousands)	Weighted Average Grant-Date Fair Value	Units (thousands)	Weighted Average Grant-Date Fair Value
Granted	248	$21.18	46	$20.52

December 31, 2016	248	$21.18	46	$20.52

Shares granted in the above table include share-based compensation awards granted to eligible directors, officers and employees of the Company and MGM, and include Dividend Equivalent Rights on RSUs and PSUs. In accordance with applicable U.S. GAAP, the Company only recognizes share-based compensation expense related to its eligible directors, officers and employees.

As of December 31, 2016, there was a total of $0.6 million of unamortized compensation related to RSUs which is expected to be recognized over a weighted-average period of 0.8 years. As of December 31, 2016, there was a total of $0.7 million of unamortized compensation related to PSUs which is expected to be recognized over a weighted-average period of 2.3 years.

Recognition of compensation cost. Compensation cost for the Omnibus Plan was $0.5 million for the year ended December 31, 2016.

For RSUs, compensation expense is calculated based on the fair market value of MGP’s Class A shares on the date of grant. Compensation cost for PSUs granted under the Omnibus Plan is based on the fair value of each award, measured by applying a Monte Carlo simulation method on the date of grant, using the following weighted-average assumptions:

Year Ended December 31, 2016
Expected volatility	26%
Expected term	3 yrs.
Expected dividend yield	0%
Risk-free interest rate	0.9%
Weighted-average fair value of PSUs granted	$20.52

Expected volatility is based in part on historical volatility and in part on implied volatility based on traded shares of the MGP’s Class A shares. The expected term is equal to the three year performance period. The risk-free interest rate is based on the rates in effect on the grant date for U.S. Treasury instruments with maturities matching the relevant expected term of the award.